Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt
Schedule of Debt

As at December 31	2024	2023
Debt – opening balance	$57,000	$—
Drawdowns	63,000	130,000
Repayments	(120,000)	(73,000)
Debt - closing balance	$—	$57,000